Long-term investments - Summarized combined financial information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-term investments
Current Assets	$ 4,240,524,897	$ 4,493,212,025
Non-current assets	781,952,834	840,181,206
Current liabilities	3,801,865,654	4,146,503,396
Non-current liabilities	1,163,197,615	1,079,477,453
Non-controlling interest	161,588,676	141,141,196
Gross revenue	514,674,995	804,974,475	$ 950,012,173
Gross profit	82,430,025	132,465,356	71,956,108
Net income (loss)	(46,023,291)	$ 30,531,711	$ (258,682,725)
Equity method investees
Long-term investments
Current Assets	279,824,000
Non-current assets	219,282,000
Current liabilities	115,219,000
Non-current liabilities	292,015,000
Non-controlling interest	0
Gross revenue	19,384,000
Gross profit	4,347,000
Loss from continuing operations	(11,301,000)
Net income (loss)	(14,375,000)
Net loss attributable to the Company	$ (9,231,000)